Document and Entity Information	Aug. 26, 2026
Cover [Abstract]
Entity Registrant Name	WESTERN DIGITAL CORP
Amendment Flag	true
Entity Central Index Key	0000106040
Document Type	8-K/A
Document Period End Date	Aug. 26, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-08703
Entity Tax Identification Number	33-0956711
Entity Address, Address Line One	5601 Great Oaks Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	(408)
Local Phone Number	717-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value Per Share
Trading Symbol	WDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported on a Current Report on Form 8-K filed the morning of August 26, 2026 (the “Original Form 8-K”), Western Digital Corporation (the “Company”) entered into separate, privately negotiated exchange agreements with certain holders of its 3.00% Convertible Senior Notes due 2028 (the “Notes”), pursuant to which such holders have agreed to exchange approximately $191.0 million aggregate principal amount of Notes for cash and shares of common stock of the Company (the “Exchange Shares” and such transactions, the “Exchange Transactions”). The exact number of the Exchange Shares to be delivered in the Exchange Transactions was not available at the time of filing of the Original Form 8-K because such number is calculated using the volume-weighted average price of the Company’s common stock on August 26, 2026. The Company is filing this Amendment No. 1 to the Original Form 8-K solely for the purposes of disclosing that an aggregate of 4,653,572 Exchange Shares will be delivered in the Exchange Transactions. The Original Form 8-K is not otherwise revised or amended in any way.